Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,984	1,981	1,972
Effect of stock lending	30	30	30
Effect of Delivery of Treasury Shares and Share Buyback Programs	2	2	4
Weighted average number of ordinary and restricted shares at 31 December	2,016	2,013	2,007
Effect of share options, PSUs and restricted stock units	38	37	38
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,054	2,050	2,045
Profit attributable to equity holders of AB InBev	$ 5,341	$ 5,969	$ 4,670
Net impact of exceptional items on profit (refer to Note 8)	614	153	1,076
Profit before exceptional items, attributable to equity holders of AB InBev	5,955	6,122	5,746
Hyperinflation impacts	203	(30)	28
Underlying profit	$ 6,158	$ 6,093	$ 5,774
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	2,016	2,013	2,007